DAVID JONES & ASSOC., P.C.

         Law Firm

395 Sawdust, # 2148 The Woodlands, TX 77380	P (281) 702-2137 F (877) 639-0750

December 16, 2010

United States Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn:  Ms. Christina DiAngelo

Re:

Tanaka Funds, Inc. File Nos. 333-169566, Amended Form N-CSR for Registrant's Fiscal Year Ended November 30, 2009.

Dear Ms. DiAngelo:

We are, on behalf of Tanaka Funds, Inc. (the “Company”), filing Amended Form N-CSR for the Company's fiscal year ended November 30, 2009 ("Amended N-CSR").  This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Company.

Amended Form N-CSR addresses the comments received on September 27, 2010 from your offices by the Company with respect to Form N-CSR, originally filed on February 5, 2010, as follows:

1.

Item 2(a) has been corrected to reflect the language required by the Form.

2.

Item 4(e)(2) has been corrected to reflect that such fees were not paid.  The original filing indicated the opposite of the actual situation.

3.

Item 11(a) has been amended to reflect the correct date.

3.

As requested in your comments, we represent that in the future financial statements, the Company will provide a footnote relating to renewal of the Investment Advisory Agreement between the Company and the Adviser that more comprehensively describes the process employed by the Board and the factors considered in arriving at its conclusions.

4.

As requested, we have re-examined the amounts shown in Note 2 to the Company's financial statements, relating to reclassifications, and we confirm that the amounts disclosed in that footnote are correct.  The amount in question, as set forth on your follow-up spreadsheet, of $72,535, was expiring tax loss carryforwards and did not impact the reclassification.

With respect to the refiling of this amended Form N-CSR, Registrant makes the following representations to the Commission:

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the actions of the Commission or the staff, acting pursuant to delegated authority, in providing comments and advice with respect to the filing of this Amended Form N-CSR, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

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Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct comments regarding this Amended Form N-CSR to me at the above address and phone number.  Thank you for your consideration.

DAVID JONES & ASSOC., P.C.

By:  David D. Jones